Intangibles and other assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 10,411	$ 4,162
Other assets	5,384
Intangibles assets	$ 5,027	$ 4,162